Investments in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2026
Interest In Other Entities [Abstract]
Schedule of Interests in Associates
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures.
Statements of financial position

	June 30, 2026	December 31, 2025
Current assets	813	647
Non-current assets	6,232	826
Current liabilities	(740)	(595)
Non-current liabilities	(438)	(135)
Total net assets	5,867	743
BCE's share of net assets	1,509	396
Income statements

		Three months		Six months
For the period ended June 30	Note	2026	2025	2026	2025
Revenues		488	392	981	771
Expenses		(459)	(397)	(941)	(774)
Total net earnings (loss)		29	(5)	40	(3)
BCE’s share of net earnings (loss)	8	7	(1)	10	(1)

Schedule of Interests in Joint Arrangements
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures.
Statements of financial position

	June 30, 2026	December 31, 2025
Current assets	813	647
Non-current assets	6,232	826
Current liabilities	(740)	(595)
Non-current liabilities	(438)	(135)
Total net assets	5,867	743
BCE's share of net assets	1,509	396
Income statements

		Three months		Six months
For the period ended June 30	Note	2026	2025	2026	2025
Revenues		488	392	981	771
Expenses		(459)	(397)	(941)	(774)
Total net earnings (loss)		29	(5)	40	(3)
BCE’s share of net earnings (loss)	8	7	(1)	10	(1)